Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Income Tax Disclosure [Abstract]
Income loss for tax purposes	$ 8,419,359	$ 3,427,372
Net carryforwards	203,000,000
Carryforward expirations	Jan. 01, 2020
Federal NOL limitation	Approximately $66,000,000 is subject to an annual Section 382 limitation of approximately $6,200,000 per year due to the ownership change
Tax liability for international sources	$ 74,184